EQUITY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EQUITY

In April 2010, the Company authorized the issuance of up to 100,000,000 shares of Preferred Stock at no par value. As of December 31, 2011 and 2010, no shares are issued or outstanding.

In May 2010, the Company had a 10-to-1 stock forward split, changing its par value from $.0001 per share to $.00001 per share. Right after the said stock split, the Company issued 20,000,000 shares of its common stock to certain shareholders for services rendered valued at $200. This is recorded as a non-cash expense in the accompanying statement of operations.

On March 21, 2011, the Company completed a private placement of common stock to accredited investors and raised $286,000 of working capital.